Condensed Consolidated Statements of Operations - USD ($) shares in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues
Product sales		$ 1,815,000	$ 1,588,000	$ 3,437,000	$ 3,237,000	$ 7,017,000	$ 6,147,000
Total revenue		1,815,000	1,588,000	3,437,000	3,237,000	7,017,000	6,147,000
Expenses
Cost of sales		516,000	409,000	934,000	848,000	1,921,000	1,643,000
Research and development		567,000	1,411,000	1,685,000	2,369,000	5,386,000	3,560,000
Selling and marketing		602,000	679,000	1,256,000	1,348,000	2,785,000	2,457,000
General and administrative		1,067,000	1,332,000	2,465,000	2,980,000	5,605,000	6,033,000
Total expenses		2,752,000	3,831,000	6,340,000	7,545,000	15,697,000	13,693,000
Loss from operating activities		(937,000)	(2,243,000)	(2,903,000)	(4,308,000)	(8,680,000)	(7,546,000)
Other income (expense)
Change in fair value of warrant liability		1,702,000	1,271,000	2,381,000	1,894,000	2,405,000	(754,000)
Fair value of warrant liability in excess of proceeds						(1,780,000)	(1,390,000)
Financing transaction costs						(997,000)	(738,000)
Warrant exchange inducement expense			(3,445,000)		(3,445,000)	(3,445,000)
Interest expense		(2,000)	(1,000)	(3,000)	(2,000)	(2,000)	(3,000)
Warrant modification expense		(40,000)		(40,000)
Sublease income			8,000	1,000	16,000	30,000	26,000
Miscellaneous expense						(9,000)	(74,000)
Total other income (expense), net		1,660,000	(2,167,000)	2,339,000	(1,537,000)	(3,798,000)	(2,933,000)
Income (loss) before income taxes		723,000	(4,410,000)	(564,000)	(5,845,000)	(12,478,000)	(10,479,000)
Provision for income taxes		0	0	0	0	0	0
Net income (loss)		723,000	(4,410,000)	(564,000)	(5,845,000)	(12,478,000)	(10,479,000)
Net income (loss) applicable to common stockholders		$ 723,000	$ (4,410,000)	$ (564,000)	$ (5,845,000)	$ (12,478,000)	$ (10,479,000)
Net income (loss) per common share-basic	[1]	$ 0.40	$ (3.88)	$ (0.33)	$ (5.41)
Net loss per common share-basic and diluted						$ (0.06)	$ (0.09)
Net income (loss) per common share-diluted	[1]	$ (0.52)	$ (3.88)	$ (1.61)	$ (5.41)
Weighted average shares-basic and diluted						192,795	123,088
Weighted average shares-basic	[1]	1,800	1,138	1,719	1,081
Weighted average shares-diluted	[1]	1,881	1,138	1,829	1,081

[1]	See Note 1, "Reverse Stock Split"